Stock-Based Compensation and Stock Purchase Plans - Summary of Unvested Stock Option Awards (Detail) (Options [Member], USD $)	12 Months Ended
Dec. 31, 2012
Options [Member]
Summary of unvested stock option awards
Unvested Outstanding, shares, beginning balance	1,394,000
Outstanding Granted, shares	451,000
Outstanding Vested, shares	(465,000)
Outstanding Forfeited, shares
Unvested Outstanding, shares, ending balance	1,380,000
Unvested Outstanding, Weighted - Average Grant - Date Fair Value, beginning balance	$ 5.56
Granted, Weighted - Average Grant - Date Fair Value	$ 2.86
Vested, Weighted - Average Grant - Date Fair Value	$ (4.95)
Forfeited, Weighted - Average Grant - Date Fair Value
Unvested Outstanding, Weighted - Average Grant - Date Fair Value, ending balance	$ 4.88